Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing Method	Accordingly, Holdings has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material non-public information by Holdings, which would require disclosure under Item 402(x) of Regulation S-K. In the event Holdings determines to grant new awards of stock options or similar equity awards in the future, the Compensation and Talent Committee will evaluate the appropriate steps to take in relation to the foregoing.
MNPI Disclosure Timed for Compensation Value	true